Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI China Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.2%
Hangzhou SF Intra-City Industrial Co. Ltd., Class H(a)(b)	115,200	$142,695
Automobile Components — 2.0%
Minth Group Ltd.(b)	384,000	660,362
Nexteer Automotive Group Ltd.	432,000	160,366
Tianneng Power International Ltd.(c)	340,000	286,968
Weifu High-Technology Group Co. Ltd., Class B	72,000	113,645
		1,221,341
Automobiles — 1.3%
BAIC Motor Corp. Ltd., Class H(a)(c)	864,068	249,963
Brilliance China Automotive Holdings Ltd.	1,536,000	569,069
		819,032
Beverages — 0.4%
China Foods Ltd.	384,000	120,750
China Huiyuan Juice Group Ltd.(b)(d)	81,000	—
Yantai Changyu Pioneer Wine Co. Ltd., Class B	110,400	119,184
		239,934
Biotechnology — 7.1%
3SBio Inc.(a)	888,000	653,810
AIM Vaccine Co. Ltd., NVS(b)(c)	124,800	116,948
Ascentage Pharma Group International(a)(b)	110,400	612,309
CanSino Biologics Inc., Class H(a)(b)	48,000	173,861
Everest Medicines Ltd.(a)(b)(c)	96,386	427,125
InnoCare Pharma Ltd.(a)(b)	336,000	281,660
Keymed Biosciences Inc.(a)(b)(c)	91,000	451,260
Lepu Biopharma Co. Ltd., Class H(a)(b)	336,000	126,540
Remegen Co. Ltd., Class H(a)(b)	85,500	196,619
Shanghai Haohai Biological Technology Co. Ltd., Class H(a)	20,080	72,135
Untrade Cteg(b)(d)	600,000	1
Zai Lab Ltd.(b)(c)	446,400	1,304,941
		4,417,209
Building Products — 0.5%
China Lesso Group Holdings Ltd.	528,000	239,291
China State Construction Development Holdings Ltd.	288,000	71,075
		310,366
Capital Markets — 1.8%
Bairong Inc. (a)(b)	120,000	145,867
Central China Securities Co. Ltd., Class H	528,000	114,266
China Everbright Ltd.	480,000	322,311
Noah Holdings Ltd., ADR	19,680	258,202
Up Fintech Holding Ltd., ADR(b)	44,784	259,299
		1,099,945
Chemicals — 3.4%
China BlueChemical Ltd., Class H	768,000	197,429
China Risun Group Ltd.(c)	528,000	210,703
China XLX Fertiliser Ltd.	336,000	177,069
Dongyue Group Ltd.	640,000	566,489
Fufeng Group Ltd.(c)	767,600	468,779
Global New Material International Holdings Ltd.(b)(c)	288,000	132,799
Huabao International Holdings Ltd.	384,000	111,054
Shanghai Chlor-Alkali Chemical Co. Ltd., Class B	191,993	115,727
Sinofert Holdings Ltd.	960,000	133,628
Untradelumena Newmat, NVS(b)(d)	21,700	—
		2,113,677
Commercial Services & Supplies — 2.1%
Binjiang Service Group Co. Ltd.	48,359	110,144
China Everbright Environment Group Ltd.	1,824,000	825,820
Security	Shares	Value
Commercial Services & Supplies (continued)
Tuhu Car Inc.(a)(b)	91,200	$251,445
Zonqing Environmental Ltd.(c)	128,000	109,244
		1,296,653
Communications Equipment — 0.2%
Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H(a)(c)	96,000	143,383
Construction & Engineering — 2.4%
China Conch Venture Holdings Ltd.	720,000	617,668
Greentown Management Holdings Co. Ltd.(a)	293,000	113,557
Sinopec Engineering Group Co. Ltd., Class H	720,000	530,670
Xinte Energy Co. Ltd., Class H(b)(c)	192,000	210,923
		1,472,818
Construction Materials — 1.2%
BBMG Corp., Class H	1,152,000	121,956
China Resources Building Materials Technology Holdings Ltd.	1,248,000	287,799
CSG Holding Co. Ltd., Class B	523,247	156,033
MH Development Ltd.(b)(d)	112,000	—
West China Cement Ltd.(c)	960,000	187,966
		753,754
Consumer Finance — 1.2%
FinVolution Group, ADR	54,336	379,265
Lufax Holding Ltd., ADR	128,976	315,991
Yixin Group Ltd.(a)	816,000	70,614
		765,870
Consumer Staples Distribution & Retail — 2.4%
Chongqing Hongjiu Fruit Co. Ltd., Class H(b)(d)	211,280	40,165
East Buy Holding Ltd.(a)(b)(c)	216,000	411,472
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	307,200	589,580
Sipai Health Technology Co. Ltd., NVS(b)(c)	134,400	95,013
Sun Art Retail Group Ltd.(c)	1,176,000	393,111
		1,529,341
Containers & Packaging — 0.2%
CPMC Holdings Ltd.(b)	112,000	98,900
Distributors — 0.5%
China Tobacco International HK Co. Ltd.	106,000	332,260
Diversified Consumer Services — 1.9%
China East Education Holdings Ltd.(a)(c)	264,000	98,168
China Education Group Holdings Ltd.	528,000	237,111
Fenbi Ltd., NVS(b)(c)	456,000	157,310
Fu Shou Yuan International Group Ltd.(c)	672,000	335,309
Tianli International Holdings Ltd.	624,000	346,816
		1,174,714
Diversified REITs — 0.3%
Yuexiu REIT	1,248,000	157,728
Electrical Equipment — 0.6%
China Fiber Optic Network System Group Ltd.(b)(d)	181,600	—
Hangzhou Steam Turbine Power Group Co. Ltd., Class B	211,212	282,069
Harbin Electric Co. Ltd., Class H	288,000	94,374
Trony Solar Holdings Co. Ltd.(b)(d)	216,000	—
		376,443
Electronic Equipment, Instruments & Components — 3.1%
Anxin-China Holdings Ltd.(b)(d)	672,000	1
BOE Varitronix Ltd.	144,000	103,074
FIH Mobile Ltd. (b)	1,584,000	189,769
Kingboard Holdings Ltd.	336,000	810,020
Kingboard Laminates Holdings Ltd.	456,000	435,713

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI China Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Q Technology Group Co. Ltd.(b)	240,000	$184,954
Wasion Holdings Ltd.	248,000	217,080
		1,940,611
Energy Equipment & Services — 0.3%
Dalipal Holdings Ltd.(c)	192,000	183,362
Entertainment — 4.2%
Alibaba Pictures Group Ltd.(b)(c)	5,760,000	316,472
HUYA Inc., ADR	37,680	121,330
iDreamSky Technology Holdings Ltd.(a)(b)(c)	499,200	163,051
iQIYI Inc., ADR(b)	234,528	506,580
Maoyan Entertainment(a)(b)(c)	230,400	263,922
NetDragon Websoft Holdings Ltd.	120,000	155,987
NetEase Cloud Music Inc.(a)(b)(c)	43,200	655,219
Untrade SMI Holdings(b)(d)	267,200	—
XD Inc.(b)	144,000	445,985
		2,628,546
Financial Services — 1.1%
CSSC Hong Kong Shipping Co. Ltd.	576,000	119,457
Genertec Universal Medical Group Co. Ltd.(a)	408,000	246,073
Haitong UniTrust International Leasing Co. Ltd., Class H(a)	672,000	75,147
SY Holdings Group Ltd.	192,000	178,920
Yeahka Ltd.(b)	76,800	99,069
		718,666
Food Products — 1.9%
China Modern Dairy Holdings Ltd.(c)	1,344,000	142,117
COFCO Joycome Foods Ltd.(b)(c)	1,344,000	249,597
Weilong Delicious Global Holdings Ltd., NVS	230,400	213,816
Yihai International Holding Ltd.(c)	264,820	464,714
Zhou Hei Ya International Holdings Co. Ltd.(a)	504,000	112,556
		1,182,800
Gas Utilities — 0.7%
Towngas Smart Energy Co. Ltd.	480,000	184,483
Zhongyu Energy Holdings Ltd.(b)	432,000	252,556
		437,039
Ground Transportation — 0.7%
ANE Cayman Inc.(b)	312,000	326,838
Canggang Railway Ltd., NVS(c)	672,000	87,239
		414,077
Health Care Equipment & Supplies — 2.9%
AK Medical Holdings Ltd.(a)	252,000	174,404
Angelalign Technology Inc.(a)	25,000	202,353
Kangji Medical Holdings Ltd.	168,000	129,115
Lifetech Scientific Corp. (b)(c)	1,440,000	274,579
MicroPort NeuroScientific Corp., NVS(c)	112,000	130,779
Microport Scientific Corp.(b)	408,000	316,377
Shanghai Conant Optical Co. Ltd., Class H	120,000	222,108
Shanghai MicroPort MedBot Group Co. Ltd.(b)	144,000	181,603
Untrade Hosa International Ltd.(b)(d)	220,000	—
Venus MedTech Hangzhou Inc., Class H(a)(b)(d)	176,000	95,352
Zylox-Tonbridge Medical Technology Co. Ltd.(a)(b)	72,000	106,244
		1,832,914
Health Care Providers & Services — 2.7%
Adicon Holdings Ltd., NVS(b)(c)	120,000	102,725
China Resources Medical Holdings Co. Ltd.(c)	408,000	203,114
Gushengtang Holdings Ltd.(c)	91,200	397,596
Hygeia Healthcare Holdings Co. Ltd.(a)(b)	182,400	378,033
Jinxin Fertility Group Ltd.(a)(c)	1,032,000	398,507
Security	Shares	Value
Health Care Providers & Services (continued)
New Horizon Health Ltd.(a)(b)(c)(d)	132,000	$203,921
		1,683,896
Health Care Technology — 0.6%
Medlive Technology Co. Ltd.(a)(c)	109,500	137,931
Yidu Tech Inc. (a)(b)(c)	316,800	223,179
		361,110
Hotels, Restaurants & Leisure — 1.9%
Atour Lifestyle Holdings Ltd., ADR	16,848	423,727
China Travel International Investment Hong Kong Ltd.	960,000	120,187
DPC Dash Ltd., NVS(b)(c)	28,800	288,555
Haichang Ocean Park Holdings Ltd.(a)(b)	1,632,000	86,005
Huangshan Tourism Development Co. Ltd., Class B	110,400	82,781
Jiumaojiu International Holdings Ltd.(a)(c)	432,000	186,586
		1,187,841
Household Durables — 1.0%
Chervon Holdings Ltd.	62,400	137,101
Skyworth Group Ltd.	576,000	222,978
TCL Electronics Holdings Ltd.	432,000	286,995
		647,074
Household Products — 0.5%
Blue Moon Group Holdings Ltd.(a)(c)	576,000	313,850
Independent Power and Renewable Electricity Producers — 1.8%
Beijing Jingneng Clean Energy Co. Ltd., Class H	768,000	179,177
Canvest Environmental Protection Group Co. Ltd.	240,000	137,279
CGN New Energy Holdings Co. Ltd.	672,000	199,896
China Datang Corp. Renewable Power Co. Ltd., Class H	1,152,000	296,945
Concord New Energy Group Ltd.	2,660,000	178,296
Xinyi Energy Holdings Ltd.(c)	1,056,000	108,978
		1,100,571
Industrial Conglomerates — 0.6%
CITIC Resources Holdings Ltd.	518,000	24,021
Shanghai Industrial Holdings Ltd.	218,632	325,061
		349,082
Insurance — 0.9%
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	350,400	570,669
Interactive Media & Services — 3.3%
Hello Group Inc., ADR	71,904	483,914
JOYY Inc., ADR(b)	16,176	628,438
Meitu Inc.(a)	1,464,000	548,936
Weibo Corp., ADR	42,432	407,347
		2,068,635
IT Services — 4.7%
Chinasoft International Ltd.(c)	1,152,000	814,558
Digital China Holdings Ltd.	288,000	139,822
GDS Holdings Ltd., Class A(b)(c)	523,200	1,300,596
INESA Intelligent Tech Inc., Class B	134,442	89,642
Kingsoft Cloud Holdings Ltd.(b)(c)	1,056,980	499,201
National Agricultural Holdings Ltd., NVS(b)(d)	108,900	—
Vnet Group Inc., ADR(b)	25,632	99,452
		2,943,271
Machinery — 2.0%
CIMC Enric Holdings Ltd.	355,193	309,521
First Tractor Co. Ltd., Class H	192,000	178,979
LK Technology Holdings Ltd.(c)	257,991	107,785
Lonking Holdings Ltd.	960,000	175,792
Sany Heavy Equipment International Holdings Co. Ltd.	576,000	364,268

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI China Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Shanghai Mechanical and Electrical Industry Co. Ltd., Class B	100,805	$109,998
		1,246,343
Media — 0.3%
Xinhua Winshare Publishing and Media Co. Ltd., Class H	172,000	215,124
Metals & Mining — 3.3%
China Gold International Resources Corp. Ltd.(b)	120,000	606,965
China Metal Recycling Holdings Ltd.(b)(d)	184,800	—
China Nonferrous Mining Corp Ltd.(c)	672,000	440,002
China Oriental Group Co. Ltd.(c)	576,000	84,653
Jinchuan Group International Resources Co. Ltd.	1,248,000	85,772
Maanshan Iron & Steel Co. Ltd., Class H(b)(c)	672,000	100,634
Shougang Fushan Resources Group Ltd.	1,056,000	358,006
Tiangong International Co. Ltd.	672,000	180,525
Untrade Real Gold Mining(b)(d)	126,000	—
Wanguo International Mining Group Ltd.	112,000	175,342
Youyuan International Holdings Ltd.(b)(d)	120,000	—
		2,031,899
Oil, Gas & Consumable Fuels — 1.2%
CGN Mining Co. Ltd.(c)	1,340,000	303,891
Kinetic Development Group Ltd.	1,248,000	210,139
Sinopec Kantons Holdings Ltd.(c)	436,000	236,817
		750,847
Paper & Forest Products — 0.8%
China Forestry Holdings Co. Ltd.(b)(d)	306,000	—
Lee & Man Paper Manufacturing Ltd.	624,000	186,884
Nine Dragons Paper Holdings Ltd.(b)	816,000	333,043
Qunxing Paper Holdings Co. Ltd.(b)(d)	148,000	—
Superb Summit International Group Ltd.(b)(d)	2,975	—
		519,927
Personal Care Products — 0.2%
Shanghai Chicmax Cosmetic Co. Ltd., NVS	28,800	116,238
Pharmaceuticals — 7.2%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(c)	125,000	132,708
China Animal Healthcare Ltd.(b)(d)	140,000	—
China Medical System Holdings Ltd.(c)	672,000	679,286
China Shineway Pharmaceutical Group Ltd.	144,000	180,451
China Traditional Chinese Medicine Holdings Co. Ltd.(b)	1,536,000	436,992
Consun Pharmaceutical Group Ltd.	240,000	250,138
Grand Pharmaceutical Group Ltd.(c)	528,000	308,457
Hua Han Health Industry Holdings Ltd.(b)(d)	505,580	1
HUTCHMED China Ltd.(b)(c)	278,165	953,416
Luye Pharma Group Ltd. (a)(b)(c)	1,032,000	335,489
Ocumension Therapeutics(a)(b)	144,000	96,261
Sihuan Pharmaceutical Holdings Group Ltd.	2,112,000	188,028
Simcere Pharmaceutical Group Ltd.(a)	336,000	303,170
SSY Group Ltd.	672,000	307,496
Tong Ren Tang Technologies Co. Ltd., Class H	288,000	187,694
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H(a)(b)	124,800	145,653
		4,505,240
Real Estate Management & Development — 11.8%
A-Living Smart City Services Co. Ltd.(a)	312,000	119,413
C&D Property Management Group Co. Ltd.	240,000	75,058
China Aoyuan Group Ltd.(b)	976,000	32,617
China Jinmao Holdings Group Ltd.	2,688,000	375,778
China Overseas Grand Oceans Group Ltd.(c)	864,000	205,391
Security	Shares	Value
Real Estate Management & Development (continued)
China Overseas Property Holdings Ltd.	670,000	$450,166
Country Garden Services Holdings Co. Ltd.	1,056,000	769,390
Evergrande Property Services Group Ltd.(a)(b)	2,688,000	279,825
Gemdale Properties & Investment Corp. Ltd.(c)	2,880,000	109,935
Greentown China Holdings Ltd.	504,000	620,892
Greentown Service Group Co. Ltd.	728,000	366,376
Guangzhou R&F Properties Co. Ltd., Class H(b)	844,800	181,060
Hopson Development Holdings Ltd.(b)	561,624	225,088
Jinke Smart Services Group Co. Ltd., Class H(b)	91,200	77,395
Poly Property Group Co. Ltd.	1,008,000	209,735
Poly Property Services Co. Ltd., Class H	76,800	313,082
Radiance Holdings Group Co. Ltd.(b)(c)	384,000	153,501
Seazen Group Ltd.(b)	1,248,000	321,864
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	124,883	105,488
Shenzhen Investment Ltd.	1,344,000	152,230
Shimao Group Holdings Ltd.(b)	744,000	107,645
Shoucheng Holdings Ltd.	1,057,600	131,096
Shui On Land Ltd.	1,800,000	160,168
SOHO China Ltd.(b)(c)	1,032,000	97,314
Sunac China Holdings Ltd.(b)(c)	2,976,000	960,580
Sunac Services Holdings Ltd.(a)(c)	768,000	177,507
Yuexiu Property Co. Ltd.(c)	720,000	527,263
Yuexiu Services Group Ltd., NVS	216,000	88,241
		7,394,098
Semiconductors & Semiconductor Equipment — 1.4%
Daqo New Energy Corp., ADR(b)(c)	26,208	524,946
JinkoSolar Holding Co. Ltd., ADR	17,136	380,248
		905,194
Software — 1.7%
AsiaInfo Technologies Ltd.(a)	153,600	117,471
Beijing Fourth Paradigm Technology Co. Ltd.(b)	48,000	239,383
Linklogis Inc., Class B(a)	456,000	98,994
Ming Yuan Cloud Group Holdings Ltd.	432,000	149,608
Tuya Inc.	112,608	194,812
Weimob Inc.(a)(b)(c)	1,200,000	246,136
		1,046,404
Specialty Retail — 0.8%
Boshiwa International Holding Ltd.(b)(d)	67,000	—
Topsports International Holdings Ltd.(a)	1,056,000	333,012
XXF Group Holdings Ltd.(b)	88,500	170,630
		503,642
Technology Hardware, Storage & Peripherals — 0.4%
Legend Holdings Corp., Class H(a)(b)(c)	283,200	265,199
Textiles, Apparel & Luxury Goods — 1.5%
361 Degrees International Ltd.	384,000	197,323
China Lilang Ltd.	192,000	93,779
China Longevity Group Co. Ltd.(b)(d)	96,000	—
Fuguiniao Co. Ltd.(b)(d)	43,200	—
JNBY Design Ltd.	89,500	169,022
Xtep International Holdings Ltd.(c)	720,000	489,379
		949,503
Tobacco — 0.5%
RLX Technology Inc., ADR	167,184	331,024
Trading Companies & Distributors — 0.1%
Huitongda Network Co. Ltd., Class H(a)(b)	38,400	91,440
Transportation Infrastructure — 3.4%
Anhui Expressway Co. Ltd., Class H	216,000	252,092
Beijing Capital International Airport Co. Ltd., Class H(b)	960,000	331,934

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI China Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Transportation Infrastructure (continued)
Cosco Shipping International Hong Kong Co. Ltd.	220,000	$113,959
COSCO Shipping Ports Ltd.	672,000	391,187
Hainan Meilan International Airport Co. Ltd., Class H(b)	100,000	111,442
Shenzhen International Holdings Ltd.	720,000	593,439
Sichuan Expressway Co. Ltd., Class H	316,000	130,787
Yuexiu Transport Infrastructure Ltd.(c)	385,601	187,140
		2,111,980
Water Utilities — 0.4%
China Water Affairs Group Ltd.(c)	396,000	221,570
Total Long-Term Investments — 99.6% (Cost: $67,094,823)		62,235,749
Short-Term Securities
Money Market Funds — 27.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(e)(f)(g)	16,947,911	16,956,385
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(e)(f)	30,000	30,000
Total Short-Term Securities — 27.2% (Cost: $16,983,411)		16,986,385
Total Investments — 126.8% (Cost: $84,078,234)		79,222,134
Liabilities in Excess of Other Assets — (26.8)%		(16,756,531)
Net Assets — 100.0%		$62,465,603

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,718,133	$4,241,190 (a)	$—	$(1,143)	$(1,795)	$16,956,385	16,947,911	$183,042 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	10,000 (a)	—	—	—	30,000	30,000	403	—
				$(1,143)	$(1,795)	$16,986,385		$183,445	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI China Index	8	12/20/24	$201	$(12,624)

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI China Small-Cap ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$13,068,246	$48,828,062	$339,441	$62,235,749
Short-Term Securities
Money Market Funds	16,986,385	—	—	16,986,385
	$30,054,631	$48,828,062	$339,441	$79,222,134
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(12,624)	$—	$(12,624)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common Stocks
Assets:
Opening balance, as of August 31, 2024	$608,999
Transfers into Level 3	—
Transfers out of Level 3(a)	(119,080)
Accrued discounts/premiums	—
Net realized gain (loss)	(420,912)
Net change in unrealized appreciation (depreciation)(b)	352,694
Purchases	—
Sales	(82,260)
Closing balance, as of November 30, 2024	$339,441
Net change in unrealized appreciation (depreciation) on investment still held at November 30, 2024(b)	$ (19,376)
(a) As of August 31, 2024, the Fund used observable inputs in determining the value of certain investments. As of November 30, 2024, the Fund used significant unob-
servable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 1 or Level 2 to
Level 3 in the fair value hierarchy.

(b) Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at
November 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI China Small-Cap ETF

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust